SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of Segment Reporting

	2024	2023	2022
Revenues
With external customers
Cement, masonry cement and lime	498,089,236	199,296,795	93,960,619
Concrete	45,911,178	21,866,051	9,389,682
Rail services	20,122,374	7,094,031	3,896,662
Aggregates	8,053,922	3,999,497	1,451,374
Others	4,621,647	1,083,067	545,035
With other segment
Cement, masonry cement and lime	12,800,770	5,710,569	2,538,218
Rail services	33,948,181	11,356,675	4,823,810
Aggregates	6,077,811	3,071,874	1,323,718
Others	1,250,457	271,908	119,297
Segment-to-segment eliminations	(54,077,219)	(20,411,026)	(8,805,043)
Total	576,798,357	233,339,441	109,243,372
Effect from restatement in constant currency	122,380,329	685,973,268	874,948,170
Total	699,178,686	919,312,709	984,191,542

	2024	2023	2022
Cost of sales
Cement, masonry cement and lime	292,531,446	118,763,699	58,125,212
Concrete	45,145,185	20,728,478	8,924,833
Rail services	47,920,996	17,254,059	8,308,344
Aggregates	14,910,149	6,081,288	2,282,557
Others	3,382,932	896,919	389,501
Segment-to-segment eliminations	(54,077,219)	(20,411,026)	(8,805,043)
Total	349,813,489	143,313,417	69,225,404
Effect from restatement in constant currency	162,384,229	545,371,841	649,187,897
Total	512,197,718	688,685,258	718,413,301

	2024	2023	2022
Selling, administrative and other expenses
Cement, masonry cement and lime	45,884,427	17,259,548	4,345,407
Concrete	1,798,507	681,148	337,403
Rail services	2,404,037	1,021,921	469,408
Aggregates	160,570	72,640	33,259
Others	1,445,670	453,282	211,365
Total	51,693,211	19,488,539	5,396,842
Effect from restatement in constant currency	16,926,904	62,712,106	56,483,813
Total	68,620,115	82,200,645	61,880,655

	2024	2023	2022
Depreciation and amortization
Cement, masonry cement and lime	4,718,826	3,097,258	2,411,444
Concrete	215,603	104,245	57,140
Rail services	1,129,139	546,760	607,668
Aggregates	339,618	117,188	55,837
Others	6,192	5,241	4,978
Total	6,409,378	3,870,692	3,137,067
Effect from restatement in constant currency	56,217,119	66,230,641	86,905,142
Total	62,626,497	70,101,333	90,042,209

	2024	2023	2022
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	172,474,133	68,984,117	34,028,218
Concrete	(1,032,514)	456,425	127,446
Rail services	3,745,522	174,726	(57,280)
Aggregates	(938,986)	917,443	459,276
Others	1,043,502	4,774	63,466
Total	175,291,657	70,537,485	34,621,126
Effect from restatement in constant currency	(56,930,804)	77,889,321	169,276,460
Total	118,360,853	148,426,806	203,897,586
Reconciling items
Tax on debits and credits to bank accounts	(7,420,391)	(10,183,752)	(9,868,503)
Financial results gain (loss), net	138,611,341	(100,312,435)	(119,414,153)
Income tax	(95,925,288)	(16,849,960)	(62,361,904)
Net profit for the year	153,626,515	21,080,659	12,253,026